Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.2%
		Basic Industry - Chemicals—0.2%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 295,333
		Basic Industry - Metals & Mining—0.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	306,852
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	170,160
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	315,096
		TOTAL	792,108
		Basic Industry - Paper—0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	59,540
		Capital Goods - Aerospace & Defense—2.8%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	294,028
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	277,049
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	189,360
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	98,418
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	277,416
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	428,448
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	392,994
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	413,782
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	272,240
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	508,492
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	609,233
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	307,000
		TOTAL	4,068,460
		Capital Goods - Building Materials—1.2%
500,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	456,166
600,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	587,774
250,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	216,079
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	246,134
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	192,320
		TOTAL	1,698,473
		Capital Goods - Construction Machinery—1.9%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	440,176
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	362,053
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	571,175
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	1,007,093
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	451,938
		TOTAL	2,832,435
		Capital Goods - Diversified Manufacturing—3.2%
600,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	584,312
800,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	730,826
300,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	268,599
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	484,613
500,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	444,662
400,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	396,629
580,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	486,239
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	250,728

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 345,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	$ 345,568
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	420,370
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	193,081
	TOTAL	4,605,627
	Communications - Cable & Satellite—1.6%
650,000	CCO Safari II LLC, 4.908%, 7/23/2025	659,342
200,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	191,616
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	745,999
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	769,517
	TOTAL	2,366,474
	Communications - Media & Entertainment—1.3%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	567,352
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	501,240
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	199,938
605,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	561,456
	TOTAL	1,829,986
	Communications - Telecom Wireless—1.3%
250,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	241,378
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	222,596
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	152,798
200,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	184,441
350,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	344,633
350,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	336,882
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	356,614
	TOTAL	1,839,342
	Communications - Telecom Wirelines—1.8%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	560,117
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	296,640
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	224,536
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	254,356
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	251,290
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	97,867
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	118,113
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	752,571
	TOTAL	2,555,490
	Consumer Cyclical - Automotive—3.1%
700,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	639,208
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	246,026
450,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	439,514
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	263,119
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	451,197
750,000	Mercedes-Benz NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	744,235
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	177,358
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	507,767
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	614,117
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	454,598
	TOTAL	4,537,139
	Consumer Cyclical - Leisure—0.6%
355,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	341,427

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—continued
$ 500,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	$ 476,161
	TOTAL	817,588
	Consumer Cyclical - Retailers—2.4%
500,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	470,176
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	337,254
220,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	212,925
450,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	415,834
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	608,036
800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	770,028
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	267,963
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	441,173
	TOTAL	3,523,389
	Consumer Cyclical - Services—2.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	169,072
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	340,292
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	301,001
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	170,093
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	302,159
500,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	496,177
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	339,900
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	757,451
200,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	165,288
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	280,209
	TOTAL	3,321,642
	Consumer Non-Cyclical - Food/Beverage—5.1%
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	755,493
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	421,524
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	881,448
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	371,134
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	498,385
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	441,637
317,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	307,161
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	895,513
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	487,274
600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	573,622
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	240,522
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	396,033
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,520
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	584,381
500,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	494,134
	TOTAL	7,406,781
	Consumer Non-Cyclical - Health Care—1.8%
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	69,131
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	220,079
120,156	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	121,411
300,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	268,035
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	494,486
590,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	600,214
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	171,708
600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	581,357

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	$ 80,093
	TOTAL	2,606,514
	Consumer Non-Cyclical - Pharmaceuticals—4.0%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	270,372
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	362,109
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	523,834
265,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	258,721
110,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	105,072
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	66,484
670,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	609,136
800,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	793,869
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	350,292
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	498,437
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	158,282
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	503,804
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	164,706
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	511,019
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	413,992
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	271,390
	TOTAL	5,861,519
	Consumer Non-Cyclical - Supermarkets—0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	144,268
	Consumer Non-Cyclical - Tobacco—1.1%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	354,146
500,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	428,887
250,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	217,344
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	296,235
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	275,847
	TOTAL	1,572,459
	Energy - Independent—2.0%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	487,842
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	695,411
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	598,334
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	198,500
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	492,278
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	385,772
	TOTAL	2,858,137
	Energy - Integrated—2.7%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,014,254
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	258,419
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	498,242
1,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	962,950
500,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	487,850
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	237,820
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	393,449
	TOTAL	3,852,984
	Energy - Midstream—2.9%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	176,522
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	494,192
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	151,473

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 400,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	$ 371,880
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	650,373
190,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	190,165
175,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	161,006
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	392,036
845,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	829,962
250,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	247,239
120,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	112,831
400,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	398,649
		TOTAL	4,176,328
		Energy - Refining—1.5%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	612,411
165,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	151,559
965,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	876,591
500,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	487,499
		TOTAL	2,128,060
		Financial Institution - Banking—20.9%
500,000		American Express Co., Sr. Unsecd. Note, 1.650%, 11/4/2026	462,156
500,000		American Express Co., Sr. Unsecd. Note, 3.375%, 5/3/2024	499,488
915,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	918,389
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,093,945
350,000		Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	352,691
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,361,101
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	480,730
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	481,200
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	234,425
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	399,071
500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	501,019
750,000		Citigroup, Inc., 4.125%, 7/25/2028	747,056
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	449,232
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	652,862
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	973,007
1,050,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,027,003
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,970
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	78,175
635,000		Comerica, Inc., 3.800%, 7/22/2026	632,275
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,000,868
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	135,666
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	468,069
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	234,924
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	451,968
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	206,135
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	223,539
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	783,771
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	488,037
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	250,474
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	903,760
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	506,130
500,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	500,893
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,128,800

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	$ 568,616
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	430,052
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	445,109
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	245,739
500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	498,907
350,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	354,706
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	704,791
500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	449,051
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	348,412
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	844,164
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	502,980
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	515,824
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	972,218
107,884	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,311
500,000		State Street Corp., Sr. Unsecd. Note, 2.203%, 2/7/2028	465,795
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	438,213
750,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	754,711
500,000	[1]	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	467,265
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	996,978
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	408,309
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	240,803
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	220,689
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	483,829
		TOTAL	30,278,301
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	494,721
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,064,263
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	219,473
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	253,476
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	165,206
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	517,168
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	402,443
		TOTAL	3,116,750
		Financial Institution - Finance Companies—1.4%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	448,959
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	184,396
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	483,279
600,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	534,878
500,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	460,543
		TOTAL	2,112,055
		Financial Institution - Insurance - Health—0.7%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	578,768
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	413,185
		TOTAL	991,953
		Financial Institution - Insurance - Life—1.5%
250,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	245,856
500,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	473,462
250,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	252,799
148,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	205,614
290,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	273,760

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	$ 387,605
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	357,052
	TOTAL	2,196,148
	Financial Institution - Insurance - P&C—1.1%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	300,993
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	300,701
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	240,879
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	270,489
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	562,527
	TOTAL	1,675,589
	Financial Institution - REIT - Apartment—1.0%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	498,661
295,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	286,987
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	86,652
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	299,472
320,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	261,440
	TOTAL	1,433,212
	Financial Institution - REIT - Healthcare—1.4%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	250,026
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	357,515
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	706,224
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	347,809
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	363,560
	TOTAL	2,025,134
	Financial Institution - REIT - Office—1.0%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	309,871
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	247,076
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	646,358
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	119,914
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	95,599
	TOTAL	1,418,818
	Financial Institution - REIT - Other—0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	220,321
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	176,878
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	352,915
	TOTAL	750,114
	Financial Institution - REIT - Retail—0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	220,648
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	333,848
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	219,598
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	248,515
	TOTAL	1,022,609
	Sovereign—0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	745,421
	Technology—6.7%
815,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	774,924
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,224,171
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	345,057
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	250,075
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	495,098

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	$ 239,930
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	228,014
300,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	304,506
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	159,472
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	398,163
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	45,006
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	440,644
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	295,765
200,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	200,432
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	274,214
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	506,229
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	391,733
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	499,243
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	539,559
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	197,607
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	459,914
500,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	494,636
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	252,444
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	396,469
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	238,772
	TOTAL	9,652,077
	Technology Services—0.9%
255,000	Fortinet Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	228,823
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	287,859
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	544,320
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	77,573
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	123,611
	TOTAL	1,262,186
	Transportation - Airlines—0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	180,454
	Transportation - Railroads—0.6%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	232,433
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	224,881
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	379,476
	TOTAL	836,790
	Transportation - Services—2.1%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	638,252
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	247,195
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	464,646
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	226,023
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	502,007
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	323,458
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	601,973
	TOTAL	3,003,554
	Utility - Electric—3.8%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	310,177
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	108,735
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	270,217
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	384,320
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	486,409

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	$ 260,908
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	497,676
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	178,710
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	296,943
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	484,002
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	302,760
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	229,244
590,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	612,512
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	478,540
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	220,229
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	246,042
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	139,952
	TOTAL	5,507,376
	Utility - Natural Gas—0.4%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	281,523
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	307,151
	TOTAL	588,674
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	542,471
	TOTAL CORPORATE BONDS (IDENTIFIED COST $141,934,649)	135,089,762
	U.S. TREASURY—3.9%
	U.S. Treasury Notes—3.9%
5,500,000	United States Treasury Note, 3.250%, 6/30/2027 (IDENTIFIED COST $5,530,282)	5,640,907
	INVESTMENT COMPANY—2.2%
3,228,774	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[3] (IDENTIFIED COST $3,227,122)	3,227,159
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $150,692,053)	143,957,828
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	979,027
	TOTAL NET ASSETS—100%	$144,936,855
At July 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 10-Year Long Futures	10	$1,211,406	September 2022	$9,353
[5]United States Treasury Ultra Bond Long Futures	5	$656,250	September 2022	$20,379
Short Futures:
[5]United States Treasury Long Bond Short Futures	10	$1,440,000	September 2022	$(46,351)
[5]United States Treasury Ultra Bond Short Futures	1	$158,312	September 2022	$(2,369)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(18,988)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,383,086 and $2,459,375, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2022	$3,243,615
Purchases at Cost	$22,524,536
Proceeds from Sales	$(22,538,865)
Change in Unrealized Appreciation/Depreciation	$38
Net Realized Gain/(Loss)	$(2,165)
Value as of 7/31/2022	$3,227,159
Shares Held as of 7/31/2022	3,228,774
Dividend Income	$11,744

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$135,044,451	$45,311	$135,089,762
U.S. Treasury	—	5,640,907	—	5,640,907
Investment Company	3,227,159	—	—	3,227,159
TOTAL SECURITIES	$3,227,159	$140,685,358	$45,311	$143,957,828
Other Financial Instruments:[1]
Assets	$29,732	$—	$—	$29,732
Liabilities	(48,720)	—	—	(48,720)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(18,988)	$—	$—	$(18,988)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust